Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

10. LOSS PER SHARE

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the year.

	Year ended December 31,
	2025	2024	2023

(Loss) attributable to equity holders of the Company ($000)	(18,431)	(11,863)	(17,691)
Weighted average number of ordinary shares in issue	118,282,753	106,672,342	102,471,016
Basic loss per share (cents per share)	(15.6)	(11. 1)	(17.3)

As the Group is reporting a loss from continuing operations for the year then, in accordance with IAS 33, share options and warrants are not considered dilutive because the exercise of the share options and warrants would have an anti-dilutive effect. The basic and diluted earnings per share as presented on the face of the income statement are therefore identical. All earnings per share figures presented above arise from continuing and total operations and therefore no earnings per share for discontinued operations are presented. The weighted average number of ordinary shares in issuance is stated net excluding Treasury shares.